Taxation - Schedule of Movements of the Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movements of the Valuation Allowance [Abstract]
Balance at the beginning of the period	¥ (383,153)	¥ (390,721)
Changes of valuation allowance	(9,755)	(3,065)
Balance at the end of the period	¥ (392,908)	¥ (393,786)